JPMorgan Insurance Trust Global Allocation Portfolio
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 49.8%
Australia — 0.8%
Ampol Ltd.	—	2
APA Group	—	2
Aristocrat Leisure Ltd.	—	5
Aurizon Holdings Ltd.	2	4
Australia & New Zealand Banking Group Ltd.	1	14
BHP Group Ltd.	7	161
BHP Group Ltd.	1	26
BlueScope Steel Ltd.	—	1
Brambles Ltd.	1	6
Cochlear Ltd.	—	2
Coles Group Ltd.	1	10
Commonwealth Bank of Australia	1	44
Computershare Ltd.	—	2
CSL Ltd.	—	41
Endeavour Group Ltd.	1	3
Fortescue Metals Group Ltd.	—	3
Glencore plc	5	26
Goodman Group, REIT	1	10
GPT Group (The), REIT	2	5
Insurance Australia Group Ltd.	2	5
LendLease Corp. Ltd.	—	3
Lottery Corp. Ltd. (The) *	1	2
Macquarie Group Ltd.	—	15
Medibank Pvt Ltd.	3	6
Mirvac Group, REIT	4	4
National Australia Bank Ltd.	1	18
Newcrest Mining Ltd.	—	3
Origin Energy Ltd.	1	4
QBE Insurance Group Ltd.	1	10
Ramsay Health Care Ltd.	—	3
REA Group Ltd.	—	2
Rio Tinto Ltd.	—	14
Rio Tinto plc	5	248
Santos Ltd.	2	11
South32 Ltd.	2	4
Stockland, REIT	1	2
Telstra Corp. Ltd.	3	7
Transurban Group	1	8
Wesfarmers Ltd.	—	12
Westpac Banking Corp.	2	22
Woodside Energy Group Ltd.	2	41
Woodside Energy Group Ltd.	1	28
Woolworths Group Ltd.	1	16
		855

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Belgium — 0.2%
Anheuser-Busch InBev SA	—	11
KBC Group NV	5	218
		229
Canada — 0.4%
Alimentation Couche-Tard, Inc.	2	86
Canadian National Railway Co.	2	148
Fairfax Financial Holdings Ltd.	—	43
Toronto-Dominion Bank (The)	2	143
		420
China — 0.8%
BOC Hong Kong Holdings Ltd.	3	10
Budweiser Brewing Co. APAC Ltd. (a)	2	4
NXP Semiconductors NV	4	650
Prosus NV *	1	26
Tencent Holdings Ltd.	3	112
Wilmar International Ltd.	1	4
Xinyi Glass Holdings Ltd.	1	1
		807
Denmark — 1.1%
AP Moller - Maersk A/S, Class B	—	3
Carlsberg A/S, Class B	2	280
Coloplast A/S, Class B	1	63
DSV A/S	—	12
Genmab A/S *	—	25
Novo Nordisk A/S, Class B	7	675
Orsted A/S (a)	—	37
Vestas Wind Systems A/S	1	14
		1,109
Finland — 0.2%
Elisa OYJ	—	15
Kone OYJ, Class B	1	18
Nokia OYJ	4	18
Nordea Bank Abp	19	166
		217
France — 3.4%
Air Liquide SA	1	67
Airbus SE	3	244
AXA SA	1	14
BNP Paribas SA	4	166
Capgemini SE	2	397
Cie Generale des Etablissements Michelin SCA	11	239
Dassault Systemes SE	1	21
EssilorLuxottica SA	—	13
Hermes International	—	11
Kering SA	—	32

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Legrand SA	—	8
L'Oreal SA	—	186
LVMH Moet Hennessy Louis Vuitton SE	2	968
Pernod Ricard SA	—	43
Safran SA	2	193
Sanofi	—	43
Societe Generale SA	1	20
TotalEnergies SE (b)	5	216
Veolia Environnement SA	2	34
Vinci SA	7	571
		3,486
Germany — 1.3%
adidas AG	1	81
Allianz SE (Registered)	1	179
BASF SE	—	10
Bayer AG (Registered)	—	20
Deutsche Boerse AG	1	71
Deutsche Post AG (Registered)	7	207
Deutsche Telekom AG (Registered)	4	70
Infineon Technologies AG	1	29
Mercedes-Benz Group AG	—	6
Merck KGaA	—	29
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	53
RWE AG	6	224
SAP SE	1	42
Siemens AG (Registered)	1	44
Symrise AG	—	17
Volkswagen AG (Preference)	2	229
Vonovia SE	1	14
Zalando SE * (a)	—	8
		1,333
Hong Kong — 0.5%
AIA Group Ltd.	38	315
CK Asset Holdings Ltd.	1	6
CK Infrastructure Holdings Ltd.	1	3
CLP Holdings Ltd.	—	4
Hang Seng Bank Ltd.	—	5
HKT Trust & HKT Ltd.	2	2
Hong Kong & China Gas Co. Ltd.	2	2
Hong Kong Exchanges & Clearing Ltd.	3	96
Jardine Matheson Holdings Ltd.	—	5
Link, REIT	1	7
MTR Corp. Ltd.	1	5
New World Development Co. Ltd.	1	1
Power Assets Holdings Ltd.	—	2
Prudential plc	1	14

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Sun Hung Kai Properties Ltd.	1	5
Techtronic Industries Co. Ltd.	1	10
WH Group Ltd. (a)	4	2
Wharf Real Estate Investment Co. Ltd.	1	5
		489
India — 0.3%
HDFC Bank Ltd., ADR	6	349
Indonesia — 0.1%
Bank Central Asia Tbk. PT	197	110
Ireland — 0.0% ^
CRH plc	—	6
Flutter Entertainment plc *	—	3
Kingspan Group plc	1	13
Kingspan Group plc	—	8
		30
Italy — 0.1%
Enel SpA	3	11
Ferrari NV	—	10
FinecoBank Banca Fineco SpA	2	24
Intesa Sanpaolo SpA	6	9
UniCredit SpA	2	24
		78
Japan — 2.9%
Aeon Co. Ltd.	—	4
AGC, Inc.	—	9
Ajinomoto Co., Inc.	1	14
Asahi Group Holdings Ltd.	1	19
Asahi Kasei Corp.	1	9
Astellas Pharma, Inc.	1	8
Bridgestone Corp.	1	19
Canon, Inc.	1	9
Capcom Co. Ltd.	—	8
Central Japan Railway Co.	—	23
Chubu Electric Power Co., Inc.	1	5
Chugai Pharmaceutical Co. Ltd.	—	5
CyberAgent, Inc.	1	3
Dai Nippon Printing Co. Ltd.	—	2
Dai-ichi Life Holdings, Inc.	—	2
Daiichi Sankyo Co. Ltd.	2	39
Daikin Industries Ltd.	—	31
Daiwa House Industry Co. Ltd.	1	16
Denso Corp.	—	18
Dentsu Group, Inc.	—	11
East Japan Railway Co.	1	21
Eisai Co. Ltd.	—	5

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
ENEOS Holdings, Inc.	3	8
FANUC Corp.	1	169
Fuji Electric Co. Ltd.	1	15
FUJIFILM Holdings Corp.	—	9
Fujitsu Ltd.	—	22
Hikari Tsushin, Inc.	—	12
Hitachi Ltd.	1	34
Honda Motor Co. Ltd.	2	30
Hoya Corp.	3	308
Ibiden Co. Ltd.	—	3
Inpex Corp.	—	3
Isuzu Motors Ltd.	—	2
ITOCHU Corp.	1	29
Japan Airlines Co. Ltd. *	—	7
Japan Exchange Group, Inc.	1	9
Japan Post Holdings Co. Ltd.	—	1
Japan Real Estate Investment Corp., REIT	—	8
Japan Tobacco, Inc.	1	8
Kansai Electric Power Co., Inc. (The)	—	3
Kao Corp.	—	8
KDDI Corp.	1	32
Keyence Corp.	1	231
Kintetsu Group Holdings Co. Ltd.	—	3
Kirin Holdings Co. Ltd.	1	8
Komatsu Ltd.	1	15
Konami Group Corp.	—	5
Kubota Corp.	—	3
Kyocera Corp.	—	15
Kyowa Kirin Co. Ltd.	1	12
Lasertec Corp.	—	10
M3, Inc.	—	6
Marubeni Corp.	1	11
MINEBEA MITSUMI, Inc.	—	4
MISUMI Group, Inc.	—	9
Mitsubishi Chemical Group Corp.	2	7
Mitsubishi Corp.	1	25
Mitsubishi Electric Corp.	1	7
Mitsubishi Estate Co. Ltd.	—	4
Mitsubishi Heavy Industries Ltd.	—	3
Mitsubishi UFJ Financial Group, Inc.	10	44
Mitsui & Co. Ltd.	1	11
Mitsui Chemicals, Inc.	—	4
Mitsui Fudosan Co. Ltd.	1	19
Mitsui OSK Lines Ltd.	1	9
Mizuho Financial Group, Inc.	1	12
MonotaRO Co. Ltd.	—	3
Murata Manufacturing Co. Ltd.	1	23

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
NEC Corp.	—	3
Nexon Co. Ltd.	—	2
Nidec Corp.	—	17
Nihon M&A Center Holdings, Inc.	—	1
Nintendo Co. Ltd.	1	40
Nippon Building Fund, Inc., REIT	—	9
NIPPON EXPRESS HOLDINGS, Inc.	—	5
Nippon Paint Holdings Co. Ltd.	1	5
Nippon Prologis REIT, Inc., REIT	—	9
Nippon Steel Corp.	1	8
Nippon Telegraph & Telephone Corp.	1	30
Nissan Motor Co. Ltd.	1	2
Nissin Foods Holdings Co. Ltd.	—	7
Nitori Holdings Co. Ltd.	—	8
Nitto Denko Corp.	—	11
Nomura Holdings, Inc.	1	3
Nomura Research Institute Ltd.	—	2
Obayashi Corp.	1	6
Olympus Corp.	1	13
Ono Pharmaceutical Co. Ltd.	—	9
Oriental Land Co. Ltd.	—	14
ORIX Corp.	1	15
Otsuka Corp.	1	12
Otsuka Holdings Co. Ltd.	—	3
Panasonic Holdings Corp.	1	4
Rakuten Group, Inc.	1	2
Recruit Holdings Co. Ltd.	1	29
Renesas Electronics Corp. *	1	6
Rohm Co. Ltd.	—	7
SBI Holdings, Inc.	1	9
SCSK Corp.	—	5
Secom Co. Ltd.	—	6
Sekisui House Ltd.	—	7
Seven & i Holdings Co. Ltd.	1	36
Shimadzu Corp.	—	11
Shin-Etsu Chemical Co. Ltd.	3	317
Shionogi & Co. Ltd.	—	15
Shiseido Co. Ltd.	—	14
SoftBank Corp.	1	9
SoftBank Group Corp.	1	24
Sompo Holdings, Inc.	—	8
Sony Group Corp.	2	148
Square Enix Holdings Co. Ltd.	—	4
SUMCO Corp.	—	4
Sumitomo Corp.	—	2
Sumitomo Electric Industries Ltd.	1	10
Sumitomo Metal Mining Co. Ltd.	—	9

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Mitsui Financial Group, Inc.	1	33
Sumitomo Mitsui Trust Holdings, Inc.	—	9
Sumitomo Realty & Development Co. Ltd.	—	5
Suntory Beverage & Food Ltd.	—	4
Suzuki Motor Corp.	—	12
T&D Holdings, Inc.	1	11
Taisei Corp.	—	8
Takeda Pharmaceutical Co. Ltd.	1	23
TDK Corp.	—	3
Terumo Corp.	1	17
Tokio Marine Holdings, Inc.	6	101
Tokyo Electric Power Co. Holdings, Inc. *	—	1
Tokyo Electron Ltd.	1	172
Tokyo Gas Co. Ltd.	1	10
TOPPAN, Inc.	—	2
Toshiba Corp.	—	7
TOTO Ltd.	—	3
Toyota Industries Corp.	—	10
Toyota Motor Corp.	6	82
Toyota Tsusho Corp.	—	3
Unicharm Corp.	—	13
Yakult Honsha Co. Ltd.	—	6
Yamato Holdings Co. Ltd.	1	11
Z Holdings Corp.	1	1
ZOZO, Inc.	—	4
		2,974
Macau — 0.0% ^
Sands China Ltd. *	3	8
Mexico — 0.0% ^
Wal-Mart de Mexico SAB de CV	15	51
Netherlands — 1.1%
Adyen NV * (a)	—	22
Akzo Nobel NV	1	29
ASML Holding NV	1	515
Heineken NV	—	7
ING Groep NV	1	10
Koninklijke Ahold Delhaize NV	1	25
Koninklijke DSM NV	—	45
Koninklijke KPN NV	12	32
Koninklijke Philips NV	—	7
NN Group NV	1	35
Shell plc	15	358
Wolters Kluwer NV	—	34
		1,119

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
New Zealand — 0.0% ^
Xero Ltd. *	—	3
Singapore — 0.2%
CapitaLand Integrated Commercial Trust, REIT	3	4
Capitaland Investment Ltd.	3	7
CapLand Ascendas, REIT	1	1
DBS Group Holdings Ltd.	7	171
Oversea-Chinese Banking Corp. Ltd.	1	11
Sea Ltd., ADR *	—	3
Singapore Exchange Ltd.	1	5
Singapore Technologies Engineering Ltd.	1	2
Singapore Telecommunications Ltd.	2	4
United Overseas Bank Ltd.	—	9
Venture Corp. Ltd.	—	2
		219
South Africa — 0.1%
Anglo American plc	3	83
South Korea — 0.2%
Delivery Hero SE * (a)	2	50
Samsung Electronics Co. Ltd.	4	154
		204
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	10	44
Banco Santander SA	4	10
Cellnex Telecom SA (a)	1	20
Iberdrola SA	18	167
Industria de Diseno Textil SA	1	28
		269
Sweden — 0.6%
Assa Abloy AB, Class B	—	9
Atlas Copco AB, Class A	12	108
Atlas Copco AB, Class B	1	6
Boliden AB	1	19
Investor AB, Class B	1	14
Sandvik AB	1	11
SKF AB, Class B	1	18
Telefonaktiebolaget LM Ericsson, Class B	—	3
Volvo AB, Class B	27	383
		571
Switzerland — 0.5%
ABB Ltd. (Registered)	1	24
Adecco Group AG (Registered)	—	6
Alcon, Inc.	—	7
Cie Financiere Richemont SA (Registered)	—	19
Givaudan SA (Registered)	—	24

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Julius Baer Group Ltd.	1	14
Lonza Group AG (Registered)	—	129
Novartis AG (Registered)	2	126
Partners Group Holding AG	—	6
SGS SA (Registered)	—	32
Sika AG (Registered)	—	51
Straumann Holding AG (Registered)	—	5
UBS Group AG (Registered)	2	21
Zurich Insurance Group AG	—	65
		529
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5	332
United Kingdom — 2.1%
3i Group plc	3	35
Ashtead Group plc	—	5
AstraZeneca plc	2	181
BAE Systems plc	2	15
Barclays plc	26	42
Berkeley Group Holdings plc	1	25
BP plc	75	359
British American Tobacco plc	1	33
CK Hutchison Holdings Ltd.	1	8
Compass Group plc	1	12
DCC plc	—	19
Diageo plc	17	699
Direct Line Insurance Group plc	5	10
Experian plc	—	6
Haleon plc *	2	6
HSBC Holdings plc	8	43
InterContinental Hotels Group plc	1	36
Intertek Group plc	—	18
Linde plc (b)	—	116
Lloyds Banking Group plc	95	43
London Stock Exchange Group plc	—	3
Next plc	—	16
Persimmon plc	3	38
Reckitt Benckiser Group plc	1	58
RELX plc	3	64
RELX plc	5	112
SSE plc	2	41
Standard Chartered plc	6	40
Taylor Wimpey plc	9	9
Tesco plc	7	16
Unilever plc	1	28
Unilever plc	1	25
		2,161

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 32.3%
AbbVie, Inc.	6	748
Advanced Micro Devices, Inc. *	2	102
Albertsons Cos., Inc., Class A	1	27
Alleghany Corp. *	—	48
Alnylam Pharmaceuticals, Inc. *	1	92
Alphabet, Inc., Class C *	5	504
Amazon.com, Inc. *	15	1,687
American Electric Power Co., Inc.	—	31
American Express Co.	2	297
American Homes 4 Rent, Class A, REIT	1	44
American International Group, Inc.	—	16
AmerisourceBergen Corp.	1	72
AMETEK, Inc.	1	108
Analog Devices, Inc.	3	406
Apple Hospitality REIT, Inc., REIT	2	21
Apple, Inc. (c)	7	980
Aramark	2	65
Arista Networks, Inc. *	1	71
Arthur J Gallagher & Co.	2	263
Atlassian Corp. plc, Class A *	—	61
AutoZone, Inc. *	—	77
Axalta Coating Systems Ltd. *	1	18
Baker Hughes Co.	11	221
Bank of America Corp.	23	699
Bath & Body Works, Inc.	1	28
BellRing Brands, Inc. *	1	18
Berkshire Hathaway, Inc., Class B *	1	138
Best Buy Co., Inc.	—	21
BlackRock, Inc.	1	302
Blackstone, Inc.	2	135
Booking Holdings, Inc. *	—	368
Boston Scientific Corp. *	14	529
Bristol-Myers Squibb Co.	10	714
Brixmor Property Group, Inc., REIT	2	38
Bumble, Inc., Class A *	3	61
Burlington Stores, Inc. *	1	65
Capital One Financial Corp.	1	96
Carlisle Cos., Inc.	—	43
CarMax, Inc. *	1	46
Catalent, Inc. *	1	68
CBRE Group, Inc., Class A *	1	40
Centene Corp. *	1	61
Charles Schwab Corp. (The)	3	210
Charter Communications, Inc., Class A *	1	218
Cheniere Energy, Inc.	1	109
Chevron Corp.	4	503
Chubb Ltd.	—	53

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Cigna Corp.	—	40
Cisco Systems, Inc.	1	26
Citigroup, Inc.	1	36
Citizens Financial Group, Inc.	2	64
CME Group, Inc.	2	266
CNA Financial Corp.	1	18
Coca-Cola Co. (The)	—	—
Columbia Sportswear Co.	1	36
CommScope Holding Co., Inc. *	2	15
Confluent, Inc., Class A *	3	62
ConocoPhillips	3	352
Constellation Brands, Inc., Class A	1	129
Cooper Cos., Inc. (The)	—	80
Copart, Inc. *	1	116
Coterra Energy, Inc.	2	59
Crowdstrike Holdings, Inc., Class A *	—	63
CVS Health Corp.	1	85
Deere & Co.	1	429
Dexcom, Inc. *	1	70
Diamondback Energy, Inc.	—	29
Dick's Sporting Goods, Inc.	—	41
DISH Network Corp., Class A *	—	2
Dollar General Corp.	—	30
Dover Corp.	1	55
Eastman Chemical Co.	2	132
Eaton Corp. plc	3	361
Edison International	1	31
Eli Lilly & Co.	—	103
Energizer Holdings, Inc.	1	24
Entegris, Inc.	1	71
Entergy Corp.	—	34
EOG Resources, Inc.	2	166
Equifax, Inc.	—	54
Estee Lauder Cos., Inc. (The), Class A	—	77
Exact Sciences Corp. *	1	27
Exelixis, Inc. *	3	43
Federal Realty OP LP, REIT	—	30
FedEx Corp.	—	39
Ferguson plc	1	97
First Republic Bank	1	64
FleetCor Technologies, Inc. *	—	29
Fortune Brands Home & Security, Inc.	1	30
Freeport-McMoRan, Inc.	2	55
Gap, Inc. (The)	1	12
Garmin Ltd.	1	43
General Dynamics Corp.	—	46
Global Payments, Inc.	1	77

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Globant SA *	—	71
GSK plc	1	18
Hartford Financial Services Group, Inc. (The)	1	41
HCA Healthcare, Inc.	—	47
Hilton Worldwide Holdings, Inc.	1	107
Home Depot, Inc. (The)	—	22
Honeywell International, Inc.	—	40
Horizon Therapeutics plc *	1	89
Hubbell, Inc.	—	58
HubSpot, Inc. *	—	43
IAC, Inc. *	1	29
Ingersoll Rand, Inc.	5	227
Insulet Corp. *	—	66
International Business Machines Corp.	—	42
Intuit, Inc.	1	471
Intuitive Surgical, Inc. *	1	229
Invesco Ltd.	1	16
ITT, Inc.	—	26
James Hardie Industries plc, CHDI	—	4
Jazz Pharmaceuticals plc *	1	83
JBG SMITH Properties, REIT	1	22
Johnson & Johnson	1	86
Keurig Dr Pepper, Inc.	1	29
Keysight Technologies, Inc. *	1	81
Kimco Realty Corp., REIT	3	51
Kinder Morgan, Inc.	3	54
Kraft Heinz Co. (The)	2	52
Laboratory Corp. of America Holdings	—	40
Lam Research Corp.	—	64
Lamar Advertising Co., Class A, REIT	—	27
Leidos Holdings, Inc.	—	30
Liberty Broadband Corp., Class C *	—	33
Liberty Media Corp.-Liberty SiriusXM, Class C *	1	42
Loews Corp. (c)	2	97
Lowe's Cos., Inc.	—	54
M&T Bank Corp.	1	123
Marathon Petroleum Corp.	—	27
Marriott International, Inc., Class A	3	432
Marsh & McLennan Cos., Inc.	—	15
Martin Marietta Materials, Inc.	—	67
Marvell Technology, Inc.	1	62
Mastercard, Inc., Class A (c)	2	681
McDonald's Corp.	2	480
McKesson Corp.	—	115
Medtronic plc	—	28
Merck & Co., Inc.	1	41
Meta Platforms, Inc., Class A *	4	533

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Mettler-Toledo International, Inc. *	—	65
Microsoft Corp. (c)	9	2,050
Mid-America Apartment Communities, Inc., REIT	—	43
Middleby Corp. (The) *	—	29
Mohawk Industries, Inc. *	—	33
MongoDB, Inc. *	—	41
Morgan Stanley	1	101
Murphy USA, Inc.	—	35
Natera, Inc. *	1	40
National Vision Holdings, Inc. *	1	31
Nestle SA (Registered)	4	444
Newell Brands, Inc.	2	30
Nexstar Media Group, Inc., Class A	—	20
NextEra Energy, Inc.	6	469
NIKE, Inc., Class B	4	313
Norfolk Southern Corp.	1	274
Northern Trust Corp.	1	39
Northrop Grumman Corp.	—	39
NVIDIA Corp.	1	123
Old Dominion Freight Line, Inc.	—	45
Organon & Co.	1	11
Packaging Corp. of America	—	47
Palo Alto Networks, Inc. *	1	148
PG&E Corp. *	3	33
Philip Morris International, Inc.	1	41
Phillips 66	1	50
PNC Financial Services Group, Inc. (The)	1	72
Post Holdings, Inc. *	1	56
Procter & Gamble Co. (The)	1	59
Progressive Corp. (The)	6	724
Prologis, Inc., REIT	3	262
Public Storage, REIT	—	27
QUALCOMM, Inc.	1	128
Quanta Services, Inc.	2	196
Ralph Lauren Corp.	—	31
Rayonier, Inc., REIT	1	38
Raytheon Technologies Corp.	1	69
Regeneron Pharmaceuticals, Inc. *	1	632
Roche Holding AG	1	340
Ross Stores, Inc.	4	339
Royal Caribbean Cruises Ltd. *	1	42
Royalty Pharma plc, Class A	2	92
S&P Global, Inc.	1	285
Schneider Electric SE	1	138
Seagate Technology Holdings plc	2	104
ServiceNow, Inc. *	—	95
SolarEdge Technologies, Inc. *	—	75

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Stellantis NV	3	35
Stellantis NV	9	109
Sun Communities, Inc., REIT	1	129
SVB Financial Group *	—	50
Synopsys, Inc. *	—	110
Sysco Corp.	—	30
T. Rowe Price Group, Inc.	—	36
Take-Two Interactive Software, Inc. *	—	49
Target Corp.	1	203
TD SYNNEX Corp.	—	36
Tesla, Inc. *	3	700
Texas Instruments, Inc.	—	63
Texas Roadhouse, Inc.	—	33
Thermo Fisher Scientific, Inc.	—	101
Timken Co. (The)	—	21
T-Mobile US, Inc. *	3	351
Toro Co. (The)	1	58
Tractor Supply Co.	—	77
Trade Desk, Inc. (The), Class A *	1	56
Trane Technologies plc	3	506
Travelers Cos., Inc. (The)	1	100
Truist Financial Corp.	6	244
Uber Technologies, Inc. *	10	275
UnitedHealth Group, Inc.	2	909
US Bancorp	1	50
Verizon Communications, Inc.	2	76
Vertex Pharmaceuticals, Inc. *	—	43
Vulcan Materials Co.	—	17
Wells Fargo & Co.	10	396
Welltower, Inc., REIT	—	16
WestRock Co.	1	27
Weyerhaeuser Co., REIT	2	65
Williams Cos., Inc. (The)	2	50
Wolfspeed, Inc. *	1	73
Xcel Energy, Inc.	1	69
Zebra Technologies Corp., Class A *	—	46
Zimmer Biomet Holdings, Inc.	3	261
Zoom Video Communications, Inc., Class A *	1	80
Zscaler, Inc. *	—	50
		33,363
Total Common Stocks (Cost $47,861)		51,398

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 16.4%
Australia — 0.5%
Commonwealth of Australia
3.25%, 4/21/2025 (a)	AUD 85	54
2.75%, 11/21/2029 (a)	AUD 250	149
1.00%, 12/21/2030 (a)	AUD 3	1
1.00%, 11/21/2031 (a)	AUD 498	248
3.75%, 4/21/2037 (a)	AUD 40	25
2.75%, 5/21/2041 (a)	AUD 26	14
3.00%, 3/21/2047 (a)	AUD 19	10
1.75%, 6/21/2051 (a)	AUD 20	8
		509
Belgium — 0.4%
Kingdom of Belgium
0.80%, 6/22/2027 (a)	EUR 60	55
0.10%, 6/22/2030 (a)	EUR 182	149
3.00%, 6/22/2034 (a)	EUR 49	49
1.90%, 6/22/2038 (a)	EUR 60	50
0.40%, 6/22/2040 (a)	EUR 20	12
1.60%, 6/22/2047 (a)	EUR 31	23
1.70%, 6/22/2050 (a)	EUR 29	21
2.15%, 6/22/2066 (a)	EUR 22	18
		377
Canada — 0.8%
Canada Government Bond
2.00%, 9/1/2023	CAD 212	151
0.50%, 9/1/2025	CAD 75	50
0.25%, 3/1/2026	CAD 110	71
1.50%, 12/1/2031	CAD 162	102
4.00%, 6/1/2041	CAD 30	24
2.75%, 12/1/2048	CAD 14	9
1.75%, 12/1/2053	CAD 63	33
2.75%, 12/1/2064	CAD 48	32
Canada Housing Trust 1.25%, 6/15/2026 (d)	CAD 100	66
Province of Alberta
2.90%, 12/1/2028	CAD 55	38
1.65%, 6/1/2031	CAD 130	79
Province of British Columbia
4.70%, 6/18/2037	CAD 25	19
2.95%, 6/18/2050	CAD 10	6
Province of Ontario
2.30%, 9/8/2024	CAD 80	56
0.01%, 11/25/2030 (a)	EUR 170	129
		865
China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023 (a)	EUR 100	97

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Denmark — 0.1%
Kingdom of Denmark
1.50%, 11/15/2023	DKK 36	5
1.75%, 11/15/2025	DKK 28	3
0.50%, 11/15/2027	DKK 10	1
0.50%, 11/15/2029	DKK 356	41
4.50%, 11/15/2039	DKK 173	29
0.25%, 11/15/2052	DKK 60	4
		83
France — 2.0%
French Republic
0.50%, 5/25/2025 (a)	EUR 140	132
0.25%, 11/25/2026 (a)	EUR 626	567
5.50%, 4/25/2029 (a)	EUR 270	313
0.50%, 5/25/2029 (a)	EUR 155	134
0.00%, 11/25/2030 (a)	EUR 45	36
0.00%, 11/25/2031 (a)	EUR 405	315
1.25%, 5/25/2034 (a)	EUR 405	334
3.25%, 5/25/2045 (a)	EUR 61	62
2.00%, 5/25/2048 (a)	EUR 47	38
1.50%, 5/25/2050 (a)	EUR 133	94
0.75%, 5/25/2052 (a)	EUR 9	5
0.75%, 5/25/2053 (a)	EUR 40	22
4.00%, 4/25/2055 (a)	EUR 14	17
1.75%, 5/25/2066 (a)	EUR 54	38
		2,107
Germany — 0.7%
Bundesrepublik Deutschland
0.00%, 8/15/2029 (a)	EUR 135	116
0.00%, 8/15/2031 (a)	EUR 242	198
0.00%, 5/15/2035 (a)	EUR 281	208
2.50%, 7/4/2044 (a)	EUR 91	95
1.25%, 8/15/2048 (a)	EUR 107	87
0.00%, 8/15/2050 (a)	EUR 20	11
		715
Italy — 2.0%
Buoni Poliennali del Tesoro
0.00%, 1/15/2024 (a)	EUR 300	284
0.35%, 2/1/2025 (a)	EUR 193	178
1.85%, 7/1/2025 (a)	EUR 71	67
0.50%, 2/1/2026 (a)	EUR 157	140
1.60%, 6/1/2026 (a)	EUR 404	371
2.80%, 12/1/2028 (a)	EUR 366	337
3.00%, 8/1/2029 (a)	EUR 24	22
0.95%, 12/1/2031 (a)	EUR 400	292
2.25%, 9/1/2036 (a)	EUR 135	103
4.00%, 2/1/2037 (a)	EUR 19	18

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Italy — continued
3.25%, 3/1/2038 (a)	EUR 154	129
4.75%, 9/1/2044 (a)	EUR 5	5
1.50%, 4/30/2045 (a)	EUR 83	48
3.45%, 3/1/2048 (a)	EUR 10	8
3.85%, 9/1/2049 (a)	EUR 14	13
1.70%, 9/1/2051 (a)	EUR 22	13
2.15%, 9/1/2052 (a)	EUR 80	50
2.80%, 3/1/2067 (a)	EUR 14	10
		2,088
Japan — 6.8%
Japan Government Bond
0.01%, 7/1/2023	JPY62,650	433
0.60%, 12/20/2023	JPY86,650	604
0.10%, 9/20/2024	JPY69,650	483
0.10%, 12/20/2024	JPY42,250	293
0.10%, 3/20/2025	JPY28,050	194
0.30%, 12/20/2025	JPY68,600	479
0.01%, 12/20/2026	JPY43,350	299
0.10%, 12/20/2026	JPY37,450	260
0.10%, 12/20/2027	JPY79,900	552
0.10%, 6/20/2029	JPY29,650	204
0.10%, 12/20/2029	JPY87,150	597
1.50%, 3/20/2034	JPY14,250	110
0.60%, 12/20/2037	JPY64,700	438
2.50%, 3/20/2038	JPY21,400	185
0.30%, 12/20/2039	JPY76,600	480
0.50%, 12/20/2041	JPY55,900	354
1.70%, 9/20/2044	JPY16,700	129
1.40%, 12/20/2045	JPY18,650	135
0.80%, 3/20/2047	JPY34,700	219
0.40%, 9/20/2049	JPY37,100	202
0.40%, 12/20/2049	JPY28,100	153
0.90%, 3/20/2057	JPY29,350	175
		6,978
Netherlands — 0.2%
Kingdom of Netherlands
2.50%, 1/15/2033 (a)	EUR 60	59
4.00%, 1/15/2037 (a)	EUR 52	59
0.50%, 1/15/2040 (a)	EUR 28	19
2.75%, 1/15/2047 (a)	EUR 50	52
0.00%, 1/15/2052 (a)	EUR 18	9
		198
Qatar — 0.2%
State of Qatar 3.88%, 4/23/2023 (d)	200	199

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Korea — 0.3%
Export-Import Bank of Korea
0.38%, 3/26/2024 (a)	EUR 100	95
0.00%, 10/19/2024 (a)	EUR 270	251
		346
Spain — 1.0%
Bonos and Obligaciones del Estado
0.00%, 1/31/2027	EUR 295	258
1.40%, 7/30/2028 (a)	EUR 103	93
1.45%, 4/30/2029 (a)	EUR 141	127
0.70%, 4/30/2032 (a)	EUR 285	222
1.85%, 7/30/2035 (a)	EUR 25	20
4.20%, 1/31/2037 (a)	EUR 147	156
1.20%, 10/31/2040 (a)	EUR 68	46
1.00%, 7/30/2042 (a)	EUR 25	16
2.70%, 10/31/2048 (a)	EUR 35	29
3.45%, 7/30/2066 (a)	EUR 48	44
1.45%, 10/31/2071 (a)	EUR 10	5
		1,016
Sweden — 0.1%
Kingdom of Sweden
2.50%, 5/12/2025	SEK 90	8
0.75%, 5/12/2028	SEK 270	22
0.75%, 11/12/2029 (a)	SEK 40	3
2.25%, 6/1/2032 (a)	SEK 95	9
3.50%, 3/30/2039	SEK 120	13
		55
United Kingdom — 1.2%
United Kingdom of Great Britain and Northern Ireland
0.75%, 7/22/2023 (a)	GBP 13	14
6.00%, 12/7/2028 (a)	GBP 245	297
0.25%, 7/31/2031 (a)	GBP 300	239
4.75%, 12/7/2038 (a)	GBP 62	74
1.13%, 1/31/2039 (a)	GBP 80	58
3.50%, 1/22/2045 (a)	GBP 110	115
4.25%, 12/7/2046 (a)	GBP 100	117
1.75%, 1/22/2049 (a)	GBP 195	144
0.63%, 10/22/2050 (a)	GBP 123	63
4.25%, 12/7/2055 (a)	GBP 14	18
0.50%, 10/22/2061 (a)	GBP 65	28
2.50%, 7/22/2065 (a)	GBP 95	86
3.50%, 7/22/2068 (a)	GBP 29	34
		1,287
Total Foreign Government Securities (Cost $21,468)		16,920

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
	SHARES (000)	VALUE ($000)
Investment Companies — 15.0%
JPMorgan Emerging Markets Equity Fund, Class R6 Shares (e)	146	3,732
JPMorgan High Yield Fund, Class R6 Shares (e)	460	2,773
JPMorgan Income Fund, Class R6 Shares (e)	571	4,675
JPMorgan Large Cap Value Fund, Class R6 Shares (e)	256	4,271
Total Investment Companies (Cost $16,529)		15,451
INVESTMENTS	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (f)(Cost $2,471)	2,478	2,449
Corporate Bonds — 2.1%
Australia — 0.2%
Westpac Banking Corp. 2.00%, 1/13/2023	154	153
Canada — 0.8%
Ontario Teachers' Finance Trust
0.50%, 5/6/2025 (a)	EUR 400	369
0.10%, 5/19/2028 (a)	EUR 230	190
Province of Ontario 1.13%, 5/15/2026 (a)	GBP 300	288
		847
China — 0.2%
China Development Bank 0.88%, 1/24/2024 (a)	EUR 200	191
France — 0.4%
BNP Paribas SA 3.50%, 3/1/2023 (d)	250	248
Dexia Credit Local SA
0.75%, 1/25/2023 (a)	EUR 100	98
1.63%, 12/8/2023 (a)	GBP 100	108
		454
Netherlands — 0.4%
BNG Bank NV
4.75%, 3/6/2023 (a)	AUD 15	10
1.90%, 11/26/2025 (a)	AUD 90	53
Nederlandse Waterschapsbank NV
2.00%, 12/16/2024 (a)	GBP 310	325
3.50%, 7/20/2027	AUD 40	24
		412
South Korea — 0.1%
Korea Development Bank (The) 0.63%, 7/17/2023 (a)	EUR 100	96
United States — 0.0% ^
Walt Disney Co. (The) 8.88%, 4/26/2023	45	46
Total Corporate Bonds (Cost $2,527)		2,199

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D, 4.94%, 9/10/2045 ‡ (d) (g)	100	89
FHLMC, Multi-Family Structured Pass-Through Certificates Series K083, Class X1, IO, 0.18%, 9/25/2028 (g)	14,515	61
FREMF Series 2018-KF46, Class B, 4.50%, 3/25/2028 (d) (g)	3	3
FREMF Mortgage Trust
Series 2017-KF32, Class B, 5.10%, 5/25/2024 (d) (g)	6	6
Series 2017-KF38, Class B, 5.05%, 9/25/2024 (d) (g)	3	3
Series 2018-KF45, Class B, 4.50%, 3/25/2025 (d) (g)	6	6
Series 2018-KF49, Class B, 4.45%, 6/25/2025 (d) (g)	2	2
Series 2019-KF63, Class B, 4.90%, 5/25/2029 (d) (g)	38	38
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (g)	32	14
Total Commercial Mortgage-Backed Securities (Cost $244)		222
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (a)	AUD 140	85
European Investment Bank, 0.50%, 6/21/2023	AUD 30	19
Inter-American Development Bank
0.50%, 5/23/2023	CAD 63	44
4.40%, 1/26/2026	CAD 16	12
Total Supranational (Cost $192)		160
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Banc of America Funding Trust Series 2006-A, Class 1A1, 3.11%, 2/20/2036 (g)	7	7
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 3.83%, 10/25/2047 (g)	—	—
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.24%, 7/25/2034 (g)	—	—
Total Collateralized Mortgage Obligations (Cost $7)		7
Short-Term Investments — 13.4%
Commercial Paper — 2.8%
Caisse des Depots et Consignations, 3.72%, 1/6/2023 (d) (h)	USD 250	247
DBS Bank Ltd., 4.34%, 3/20/2023 (d) (h)	USD 250	245
Evergy Missouri West, Inc., 3.66%, 11/3/2022 (d) (h)	USD 250	249
Federation des caisses Desjardins du Quebec (The), 3.61%, 12/19/2022 (d) (h)	USD 250	248
First Abu Dhabi Bank PJSC, 3.36%, 11/29/2022 (d) (h)	USD 250	249
GTA Funding LLC, 4.04%, 1/25/2023 (d) (h)	USD 250	247
HSBC USA Inc., 3.63%, 12/15/2022 (d) (h)	USD 250	248
Kookmin Bank, 5.24%, 9/25/2023 (d) (h)	USD 163	156
LMA-Americas LLC, 3.47%, 11/21/2022 (d) (h)	USD 250	249
Mitsubishi UFJ Trust & Banking Corp., 3.49%, 12/1/2022 (d) (h)	USD 250	249
PSP Capital, Inc., 3.76%, 1/6/2023 (d) (h)	USD 250	247
Victory Receivables Corp., 3.83%, 12/19/2022 (d) (h)	USD 250	248
Total Commercial Paper (Cost $2,881)		2,882
Foreign Government Treasury Bills — 2.6%
Canadian Treasury Bills
1.44%, 1/5/2023 (h)	CAD 1,073	769

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Foreign Government Treasury Bills — continued
0.95%, 2/2/2023 (h)	CAD 1,073	767
1.17%, 3/2/2023 (h)	CAD 1,078	768
Japan Treasury Bill, (0.15%), 12/12/2022 (h)	JPY58,000	401
Total Foreign Government Treasury Bills (Cost $2,946)		2,705
	SHARES (000)
Investment Companies — 7.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (e) (i) (Cost $7,679)	7,678	7,680
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (e) (i) (Cost $308)	308	308
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 3.90%, 3/30/2023 (h) (Cost $245)	USD 250	245
Total Short-Term Investments (Cost $14,059)		13,820
Total Investments — 99.4% (Cost $105,358)		102,626
Assets in Excess of Other Liabilities — 0.6%		574
NET ASSETS — 100.0%		103,200

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
SEK	Swedish Krona
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $298.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,301.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(h)	The rate shown is the effective yield as of September 30, 2022.
(i)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Summary of Investments by Industry, September 30, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	16.5%
Fixed Income	7.3
Banks	4.8
U.S. Equity	4.2
International Equity	3.6
Software	3.3
Semiconductors & Semiconductor Equipment	2.8
Pharmaceuticals	2.7
U.S. Treasury Notes	2.4
Oil, Gas & Consumable Fuels	2.4
Insurance	2.2
Biotechnology	1.7
Internet & Direct Marketing Retail	1.7
Health Care Equipment & Supplies	1.6
Capital Markets	1.6
Machinery	1.6
Hotels, Restaurants & Leisure	1.6
Textiles, Apparel & Luxury Goods	1.5
IT Services	1.4
Health Care Providers & Services	1.3
Technology Hardware, Storage & Peripherals	1.2
Interactive Media & Services	1.2
Beverages	1.2
Automobiles	1.2
Diversified Financial Services	1.0
Others (each less than 1.0%)	14.5
Short-Term Investments	13.5
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Schatz	3	12/08/2022	EUR	315	(3)
Japan 10 Year Bond Mini	7	12/12/2022	JPY	718	(1)
S&P / TSX 60 Index	5	12/15/2022	CAD	808	(68)
SPI 200 Index	3	12/15/2022	AUD	311	(20)
S&P 500 E-Mini Index	16	12/16/2022	USD	2,884	(258)
Foreign Exchange AUD / USD	12	12/19/2022	USD	768	(39)
Foreign Exchange EUR / USD	60	12/19/2022	USD	7,391	(93)
Foreign Exchange GBP / USD	26	12/19/2022	USD	1,816	(58)
Foreign Exchange JPY / USD	65	12/19/2022	USD	5,660	(57)
Foreign Exchange CAD / USD	28	12/20/2022	USD	2,027	(100)
U.S. Treasury 10 Year Note	13	12/20/2022	USD	1,457	(50)
U.S. Treasury 10 Year Ultra Note	3	12/20/2022	USD	356	(8)
U.S. Treasury Ultra Bond	43	12/20/2022	USD	5,878	(471)
					(1,226)
Short Contracts
Euro-Bobl	(149)	12/08/2022	EUR	(17,458)	347
Australia 10 Year Bond	(1)	12/15/2022	AUD	(75)	1
EURO STOXX 50 Index	(46)	12/16/2022	EUR	(1,475)	145
MSCI EAFE E-Mini Index	(61)	12/16/2022	USD	(5,068)	530
MSCI Emerging Markets E-Mini Index	(5)	12/16/2022	USD	(218)	25
Russell 2000 E-Mini Index	(38)	12/16/2022	USD	(3,173)	462
U.S. Treasury 2 Year Note	(6)	12/30/2022	USD	(1,232)	8
					1,518
					292

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TSX	Toronto Stock Exchange
USD	United States Dollar

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	729	USD	96	State Street Corp.	10/5/2022	—(a)
SEK	630	USD	56	Barclays Bank plc	10/5/2022	1
USD	668	AUD	972	BNP Paribas	10/5/2022	47
USD	33	AUD	48	Standard Chartered Bank	10/5/2022	2
USD	824	CAD	1,080	Royal Bank of Canada	10/5/2022	42
USD	98	DKK	729	Goldman Sachs International	10/5/2022	2
USD	8,405	EUR	8,397	HSBC Bank, NA	10/5/2022	175
USD	143	EUR	142	Merrill Lynch International	10/5/2022	3
USD	55	EUR	54	Standard Chartered Bank	10/5/2022	2
USD	2,162	GBP	1,859	BNP Paribas	10/5/2022	87
USD	80	GBP	69	Merrill Lynch International	10/5/2022	3
USD	75	GBP	67	State Street Corp.	10/5/2022	1
USD	395	JPY	56,741	BNP Paribas	10/5/2022	3
USD	7,712	JPY	1,066,871	Citibank, NA	10/5/2022	340
USD	154	JPY	21,429	Standard Chartered Bank	10/5/2022	6
USD	59	SEK	630	BNP Paribas	10/5/2022	2
USD	2,386	CAD	3,147	Royal Bank of Canada	10/19/2022	109
EUR	46	USD	45	Citibank, NA	11/3/2022	1
EUR	41	USD	40	HSBC Bank, NA	11/3/2022	1
EUR	83	USD	80	Merrill Lynch International	11/3/2022	2
GBP	43	USD	47	Citibank, NA	11/3/2022	1
GBP	61	USD	66	Goldman Sachs International	11/3/2022	2
GBP	137	USD	150	Royal Bank of Canada	11/3/2022	2
USD	660	AUD	1,019	Goldman Sachs International	11/3/2022	7
USD	786	CAD	1,080	Merrill Lynch International	11/3/2022	4
USD	7,669	EUR	7,794	HSBC Bank, NA	11/3/2022	14
USD	1,986	GBP	1,774	HSBC Bank, NA	11/3/2022	3
USD	7,847	JPY	1,130,531	BNP Paribas	11/4/2022	12
USD	401	JPY	57,502	Goldman Sachs International	11/4/2022	2
Total unrealized appreciation						876
AUD	1,019	USD	659	Goldman Sachs International	10/5/2022	(8)
CAD	1,080	USD	786	Merrill Lynch International	10/5/2022	(4)
EUR	131	USD	131	Barclays Bank plc	10/5/2022	(4)
EUR	33	USD	33	Citibank, NA	10/5/2022	(1)
EUR	7,830	USD	7,690	HSBC Bank, NA	10/5/2022	(16)
EUR	208	USD	207	Merrill Lynch International	10/5/2022	(4)
EUR	399	USD	399	Standard Chartered Bank	10/5/2022	(8)
EUR	32	USD	31	State Street Corp.	10/5/2022	—(a)
GBP	27	USD	32	Goldman Sachs International	10/5/2022	(2)
GBP	1,819	USD	2,035	HSBC Bank, NA	10/5/2022	(4)
GBP	69	USD	80	Merrill Lynch International	10/5/2022	(2)
GBP	79	USD	92	Royal Bank of Canada	10/5/2022	(4)
JPY	5,213	EUR	37	HSBC Bank, NA	10/5/2022	(1)
JPY	1,130,531	USD	7,825	BNP Paribas	10/5/2022	(13)
JPY	4,561	USD	32	Citibank, NA	10/5/2022	—(a)
JPY	4,735	USD	35	State Street Corp.	10/5/2022	(2)
AUD	46	USD	30	State Street Corp.	11/3/2022	—(a)
EUR	35	USD	35	Merrill Lynch International	11/3/2022	—(a)
USD	96	DKK	729	State Street Corp.	11/3/2022	—(a)
USD	40	EUR	40	Citibank, NA	11/3/2022	—(a)
USD	56	GBP	53	BNP Paribas	11/3/2022	(3)
USD	111	GBP	101	Merrill Lynch International	11/3/2022	(1)
USD	56	SEK	630	Barclays Bank plc	11/3/2022	—(a)
JPY	5,903	USD	41	Goldman Sachs International	11/4/2022	—(a)
JPY	113,755	USD	797	Royal Bank of Canada	11/4/2022	(9)
Total unrealized depreciation						(86)
Net unrealized appreciation						790

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments , as well as certain derivatives with foreign equity reference obligations,are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$7	$—	$7
Commercial Mortgage-Backed Securities
United States	—	119	103	222
Common Stocks
Australia	—	855	—	855
Belgium	—	229	—	229
Canada	420	—	—	420
China	650	157	—	807
Denmark	—	1,109	—	1,109
Finland	—	217	—	217
France	—	3,486	—	3,486
Germany	—	1,333	—	1,333
Hong Kong	—	489	—	489
India	349	—	—	349
Indonesia	—	110	—	110
Ireland	—	30	—	30
Italy	—	78	—	78
Japan	—	2,974	—	2,974
Macau	—	8	—	8
Mexico	51	—	—	51
Netherlands	—	1,119	—	1,119
New Zealand	—	3	—	3
Singapore	3	216	—	219
South Africa	—	83	—	83
South Korea	—	204	—	204
Spain	—	269	—	269
Sweden	—	571	—	571
Switzerland	—	529	—	529
Taiwan	332	—	—	332
United Kingdom	6	2,155	—	2,161
United States	32,178	1,185	—	33,363
Total Common Stocks	33,989	17,409	—	51,398
Corporate Bonds	—	2,199	—	2,199
Foreign Government Securities	—	16,920	—	16,920
Investment Companies	15,451	—	—	15,451
Supranational	—	160	—	160
U.S. Treasury Obligations	—	2,449	—	2,449
Short-Term Investments
Commercial Paper	—	2,882	—	2,882
Foreign Government Treasury Bills	—	2,705	—	2,705
Investment Companies	7,680	—	—	7,680
Investment of Cash Collateral from Securities Loaned	308	—	—	308

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$245	$—	$245
Total Short-Term Investments	7,988	5,832	—	13,820
Total Investments in Securities	$57,428	$45,095	$103	$102,626
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$876	$—	$876
Futures Contracts	1,517	1	—	1,518
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(86)	—	(86)
Futures Contracts	(1,226)	—	—	(1,226)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$291	$791	$—	$1,082
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$5,575	$—	$—	$—	$(1,843)	$3,732	146	$—	$—
JPMorgan High Yield Fund Class R6 Shares (a)	12,670	6,809	14,755	(1,102)	(849)	2,773	460	381	—
JPMorgan Income Fund Class R6 Shares (a)	8,925	692	4,100	(264)	(578)	4,675	571	203	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	4,892	289	341	22	(591)	4,271	256	51	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (a) (b)	3,234	66,746	62,300	(1)	1	7,680	7,678	71	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	325	4,888	4,905	—	—	308	308	2	—
JPMorgan U.S. Value Factor ETF	—	3,455	3,615	160	—	—	—	18	—
Total	$35,621	$82,879	$90,016	$(1,185)	$(3,860)	$23,439		$726	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.